RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

16.   RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2023:

Name of related parties	Relationship with the Group
JD, its subsidiaries and affiliated entities (“JD Group”)(1)	Controlling Shareholder of the Company
Walmart, its subsidiaries and affiliates (“Walmart Group”)	Shareholder of the Company
(1)

JD Group primarily consist of JD and its subsidiaries. Starting from February 2022, Yonghui Group, an affiliated entity of JD, became a related party of the Group after JD became the controlling shareholder of the Company.

(a)   The Group entered into the following transactions with the major related parties:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenues
Services to JD Group(1)	951,328	1,900,540	2,576,662
Services to Walmart Group(2)	1,387,685	2,027,548	2,161,444
Operating expenses
Operational support services from JD Group(1)	265,635	664,612	642,910
Purchases from JD Group	44,889	39,439	10,908
(1)	The services revenues from JD Group primarily consist of revenues from delivery services, platform services, technology support service and promotion services. Before April 2021, the Group fulfilled the delivery needs of JD Group as the principal. The Group was primarily responsible for the delivery of merchandise and guaranteed identifying and directing riders to complete the deliveries requested by JD Group. Starting from April 2021, the Group entered into a new service agreement with JD Group. Under the new contractual terms, the Group only provides platform services to JD Group. It acts as an agent in fulfilling the last – mile delivery needs of JD Group and is not primarily responsible for the delivery of merchandise. The service agreement has an initial term of one year and remains valid till other replacement agreement is signed by both parties.

JD Group also provides certain operational supporting services to the Group, such as referral traffic under Omni-channel collaboration with JD Group and cloud server service.The service fee is confirmed with the Group on a monthly basis. The service agreements have terms ranging from one to three years and have been renewed upon expiration.

In addition, the Group entered into the purchase agreement with JD Group in August 2016 to purchase goods from JD Group for sale on Dada Now. The purchase agreement has an initial term of one year, remains valid till other replacement agreement is signed by both parties.

Yonghui Group, as an equity method investee of JD, became a related party of the Group in February 2022. The services revenues from Yonghui Group primarily consist of on-demand retail platform services revenues and delivery services revenues under the service agreement with Yonghui Group. The on-demand retail platform services revenues primarily consist of commission fees based on a pre-determined percentage charged to Yonghui Group for participating in the Group’s online marketplace. The Group also fulfills the delivery needs of Yonghui Group on JDDJ where the Group acts as a principal. Revenues are recognized on a gross basis at a pre-determined amount for each completed delivery.

16.   RELATED PARTY TRANSACTIONS – continued

(2)	The services revenues from Walmart Group primarily consist of on-demand retail platform services revenues and delivery services revenues under the business cooperation agreement and service agreement with Walmart Group. The on-demand retail platform services revenues primarily consist of commission fees based on a pre-determined percentage charged to Walmart Group for participating in the Group’s online marketplace. The Group also fulfills the delivery needs of Walmart Group where the Group acts as a principal. Revenues are recognized on a gross basis at a pre-determined amount for each completed delivery. The Group entered into the business cooperation agreement with Walmart Group in June 2016, which was amended and restated in August 2018. The amended and restated business cooperation agreement has a term of six years. The service agreement has an initial term of one year, and remains valid till the termination of the business cooperation agreement.

(b)   The Group had the following balances with the major related parties:

	As of December 31,
	2022	2023
	RMB	RMB
Current assets:
Amount due from JD Group	507,107	763,106
Amount due from Walmart Group	553,880	523,974
Total	1,060,987	1,287,080
Current liabilities:
Amount due to JD Group(1)	92,119	133,018
Amount due to Walmart Group(2)	54,884	57,021
Total	147,003	190,039
(1)	Amount due to JD Group includes cost for referral traffic under omni-channel collaboration with JD Group, cloud server service fee, and cash collected from consumers on behalf of JD Group when the Group performs on-demand retail platform services.
(2)	Amount due to Walmart Group includes cash collected from consumers on behalf of Walmart when the Group performs on-demand retail platform services.